Commitments and contingencies (Schedule of Future Minimum Lease Obligations Under Non-cancelable Rental Operating Leases)(Details) (Noncancelable Lease Obligations [Member], USD $)
In Thousands, unless otherwise specified
Dec. 31, 2014
Noncancelable Lease Obligations [Member]
Operating Leased Assets [Line Items]
Minimum rentals under operating leases - 2015	$ 12,673
Minimum rentals under operating leases - 2016	9,649
Minimum rentals under operating leases - 2017	6,372
Minimum rentals under operating leases - 2018	1,450
Minimum rentals under operating leases - 2019	488
Minimum rentals under operating leases - 2020 and thereafter	66
Minimum rentals under operating leases	$ 30,698